Loans at amortized cost	12 Months Ended
Dec. 31, 2018
Loans at amortized cost [Abstract]
Loans at amortized cost
14.	Loans at amortized cost

(a)	Loans at amortized cost as of December 31, 2018 are as follows:

	2018
Household loans	~~W~~	120,832,081
Corporate loans		152,164,476
Public and other loans		2,831,026
Loans to banks		3,585,563
Credit card receivables		22,447,614

		301,860,760

Discount		(23,588)
Deferred loan origination costs and fees		497,368

		302,334,540
Less: Allowance for credit loss		(2,725,068)

	~~W~~	299,609,472

(b)	Changes in book value of Loans at amortized cost and other assets as of December 31, 2018 are as follows:

	Loans at amortized cost				Other assets (*1)
	12 month expected credit loss		Life time expected credit loss	Impaired financial asset	12 month expected credit loss	Life time expected credit loss	Impaired financial asset	Total
Beginning balance	~~W~~	245,310,809	30,030,619	1,784,601	31,599,203	456,538	23,243	309,205,013
Transfer (from) to 12 month expected credit losses		7,532,588	(7,527,159)	(5,429)	28,028	(28,024)	(4)	—
Transfer (from) to lifetime expected credit losses		(20,879,174)	20,943,897	(64,723)	(51,596)	51,607	(11)	—
Transfer (from) to credit- impaired financial assets		(1,948,419)	(185,166)	2,133,585	(22,162)	(2,986)	25,148	—
Origination		130,894,396	529,735	315,389	30,085,141	27,251	21,930	161,873,842
Collection		(93,938,952)	(10,682,116)	(1,008,819)	(30,207,574)	(410,559)	(4,236)	(136,252,256)
Charge off		—	—	(851,397)	—	—	(20,984)	(872,381)
Disposal		(121,915)	(19,056)	(582,491)	—	(495)	(13,083)	(737,040)
Others (*2)		749,646	(52,157)	(23,752)	77,654	6,129	—	757,520

Ending balance	~~W~~	267,598,979	33,038,597	1,696,964	31,508,694	99,461	32,003	333,974,698

(*1)	The amortized cost includes the gross carrying amount of deposits and other assets.
(*2)	Other changes are due to bond adjustment, investment conversion, and exchange rate fluctuations.
(*3)	The amount of uncollected loans receivable (principal and interest) is ~~W~~ 9,597,389 million, which is written off as of December 31, 2018.

(c)	Changes in allowance for credit loss of Loans at amortized cost and other financial assets as of December 31, 2018 are as follows:

	Loans at amortized cost				Other assets (*1)
	12 month expected credit loss		Life time expected credit loss	Impaired financial asset	12 month expected credit loss	Life time expected credit loss	Impaired financial asset	Total
Beginning balance	~~W~~	730,613	1,088,259	1,053,114	39,048	7,666	20,166	2,938,866
Transfer (from) to 12 month expected credit losses		115,780	(114,614)	(1,166)	581	(578)	(3)	—
Transfer (from) to lifetime expected credit losses		(61,415)	103,502	(42,087)	(212)	222	(10)	—
Transfer (from) to credit- impaired financial assets		(2,509)	(40,729)	43,238	(94)	(2,209)	2,303	—
Provided (reversed)		23,662	159,565	521,288	(1,998)	1,775	24,293	728,585
Charge off		—	—	(851,397)	—	—	(20,984)	(872,381)
Discount		—	—	(20,778)	—	—	—	(20,778)
Disposal		(636)	(374)	(59,567)	—	(7)	(2,736)	(63,320)
Collection		—	—	311,280	—	—	1,815	313,095
Others (*2)		(74,495)	(167,687)	12,221	2,602	61	(80)	(227,378)

Ending balance	~~W~~	731,000	1,027,922	966,146	39,927	6,930	24,764	2,796,689

(*1)	The amortized cost includes the gross carrying amount of deposits and other assets.
(*2)	Other changes are due to bond adjustment, investment conversion, and exchange rate fluctuations.

(d)	Changes in deferred loan origination costs for the year ended December 31, 2018 are as follows:

	2018
Beginning balance (*1)	~~W~~	434,746
Loan origination		235,032
Amortization		(172,410)

Ending balance	~~W~~	497,368

(*1)	The beginning balance for 2018 was restated in accordance with IFRS 9.